Earnings/(losses) per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Basic (loss)/earnings per share
Profit/(loss) for the period attributable to owners of the Group	$ (25,998)	$ (3,620)	$ (36,945)	$ 15,684
Dividends on preference shares	(2,516)	(2,516)	(5,031)	(5,032)
Profit/(loss) for the period available to owners of the Group	$ (28,514)	$ (6,136)	$ (41,976)	$ 10,652
Weighted average number of shares outstanding, basic	80,847,127	80,801,654	80,836,442	80,758,631
Basic earnings/(loss) per share	$ (0.35)	$ (0.08)	$ (0.52)	$ 0.13
Diluted (loss)/earnings per share
Profit/(loss) for the period available to owners of the Group used in the calculation of diluted EPS	$ (28,514)	$ (6,136)	$ (41,976)	$ 10,652
Weighted average number of shares outstanding, basic	80,847,127	80,801,654	80,836,442	80,758,631
Dilutive potential ordinary shares				732,041
Weighted average number of shares used in the calculation of diluted EPS	80,847,127	80,801,654	80,836,442	81,490,672
Diluted earnings/(loss) per share	$ (0.35)	$ (0.08)	$ (0.52)	$ 0.13
SARs
Diluted (loss)/earnings per share
Anti-dilutive potential ordinary shares			2,666,031	971,911
RSUs
Diluted (loss)/earnings per share
Anti-dilutive potential ordinary shares			378,967	0